Long-Term Debt and Other Financial Liabilities, Fourth Jelco Loan (Details) $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2019 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) Installment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 26, 2019 USD ($)	Dec. 31, 2017 USD ($)
Loan Agreement [Abstract]
Proceeds from related party debt				$ 0	$ 5,000	$ 2,000
Cash and cash equivalents, including restricted cash			$ 14,554	22,051	14,554	7,444			$ 11,039
Repayments of long-term debt				52,514	17,598	$ 68,468
Balance outstanding			185,509	173,289	185,509
Deferred financing costs			$ 2,443	3,527	2,443
Jelco [Member]
Loan Agreement [Abstract]
Accrued and unpaid interest				$ 2,425
Jelco [Member] | Fourth Jelco Loan [Member]
Loan Agreement [Abstract]
Borrowing capacity								$ 7,000
Proceeds from related party debt	$ 7,000
Number of payment installments | Installment				1
Installment payment				$ 1,000
Balloon payment				6,000
Repayments of long-term debt		$ 1,000
Accrued and unpaid interest				$ 454			$ 6
Interest rate			0.00%	6.00%
Balance outstanding				$ 6,000
Deferred financing costs				$ 120
Jelco [Member] | Fourth Jelco Loan [Member] | Minimum [Member]
Loan Agreement [Abstract]
Percentage of net proceeds from public offerings used to prepay loan			25.00%	25.00%
Jelco [Member] | Fourth Jelco Loan [Member] | Maximum [Member]
Loan Agreement [Abstract]
Cash and cash equivalents, including restricted cash			$ 7,500		$ 7,500